Other financial assets (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Colombian pesos [Member]
Disclosure of Other financial assets [line Items]
Average rate of return on investments	7.40%	8.10%
US Dollar [Member]
Disclosure of Other financial assets [line Items]
Average rate of return on investments	1.10%	0.80%